Tax-related balances (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary Of Tax Credit And Other Receivables Payables

A.	Tax credit and other receivables/Other payables

(In thousand Euros)	June 30, 2023	December 31, 2022
Indirect taxes receivables	5,798	10,091
Government Grant receivables	3,673	4,049
Income tax credit receivables (short term)	—	706
Income tax credit receivables (long term)	8,185	6,629

Total	17,656	21,475

(In thousand Euros)	June 30, 2023	December 31, 2022
Indirect taxes payables	5,200	5,819
Current income tax liability	—	1,186
Deferred tax liability	1,457	1,388

Total	6,657	8,393

Summary Of Income Tax Credit RecognizedIn Profit Loss

B.	Amounts recognized in profit or loss

(In thousand Euros)	June 30, 2023	June 30, 2022
Loss before Tax	(72,253)	(9,280)

Tax income (at 25%)	18,063	2,320
Unrecognized deferred tax assets on tax losses	(18,063)	(2,320)
Deductions and credits generated	(1,556)	(549)
Other adjustments	(65)	(40)

Income tax expense/(income)	(1,621)	(589)

Summary Of Information About Offset Of Tax losses
As of June 30, 2023 and December 31, 2022 details of the tax losses to be offset are as follows:

(In thousand Euros)	June 30, 2023	December 31, 2022
2015	47	47
2016	439	439
2017	56	56
2018	1,579	1,579
2019	3,318	3,318
2020	9,025	9,025
2021	121,936	122,936
2022	—	—
2023	58,302	—

	194,702	137,400